Provisions - Summary of non-current provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions
Beginning balance for the period	₺ 2,511,529
Ending balance for the period	2,822,076	₺ 2,511,529
Non-current provision
Disclosure of other provisions
Beginning balance for the period	2,511,529	2,606,866
Provisions recognized	363,131	317,231
Payments	(69,346)	(34,732)
Unwinding of discount	289,827	368,840
Transfers to current provisions	(126,218)	(108,794)
Remeasurements	404,853	231,131
Effect of changes in exchange rates	122,187	25,805
Inflation adjustment	(673,887)	(894,818)
Ending balance for the period	2,822,076	2,511,529
Non-current provision | Legal
Disclosure of other provisions
Beginning balance for the period	305,990	209,008
Provisions recognized	261,593	292,190
Transfers to current provisions	(126,218)	(108,794)
Inflation adjustment	(84,957)	(86,414)
Ending balance for the period	356,408	305,990
Non-current provision | Obligations for dismantling, removing and site restoration
Disclosure of other provisions
Beginning balance for the period	2,205,539	2,397,858
Provisions recognized	101,538	25,041
Payments	(69,346)	(34,732)
Unwinding of discount	289,827	368,840
Remeasurements	404,853	231,131
Effect of changes in exchange rates	122,187	25,805
Inflation adjustment	(588,930)	(808,404)
Ending balance for the period	₺ 2,465,668	₺ 2,205,539